Note 4. Equity Transactions (Details) (USD $)	0 Months Ended									1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended	37 Months Ended
	Apr. 05, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Apr. 30, 2013	Sep. 30, 2012	Apr. 05, 2013	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2012	Jul. 29, 2013	Apr. 03, 2013	Mar. 25, 2013	Mar. 11, 2013	Jul. 31, 2011
Note 4. Equity Transactions (Details) [Line Items]
Common Stock, Shares Authorized					450,000,000									450,000,000	450,000,000					450,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Preferred Stock, Shares Authorized					450,000,000									450,000,000	450,000,000					450,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001									$ 0.00001	$ 0.00001					$ 0.00001
Development Stage Entities, Stock Issued, Shares, Issued for Cash			600,000	59,770		102,000	337,500	37,500,000	25,462,505				23,332
Sale of Stock, Consideration Received on Transaction (in Dollars)			$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950		$ 23,333
Stock Issued During Period, Shares, Issued for Services (in Shares)	635,000	12,644,943	13,181,460	6,456,600	233,335					2,500,000	116,665	1,044,264
Sale of Stock, Consideration Received on Transaction			300,000		46,667	51,000	150,000	5,000	33,950		23,333
Other Commitment																			16,000,000
Deposit Assets																			90,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	108,000											167,500
Share-based Compensation	4,500													46,667	46,667
Other Prepaid Expense, Current	103,500											103,500
Mineral Rights					63,912					392,400			392,400	63,912	63,912	50,000	10,000	177,400
CaroCapital
Note 4. Equity Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	900,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 139,300